Reconciliation of Total Segments to Income (Loss) Before Provision for Taxes and Total Assets (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Segment Fee Related Performance Revenues		$ 858,527	$ 1,449,497	$ 2,025,244
Total Segment Realized Performance Revenues		2,919,012	5,906,767	5,907,443
Total Segment Realized Principal Investment Income		110,932	396,256	587,766
Total Segment Realized Performance Compensation		1,181,926	2,433,262	2,410,105
Total Segment Other Operating Expenses		(92,929)	184,557	203,086
Foreign exchange gains (losses)		(94,700)	182,900	200,600
Operating Segments
Segment Reporting Information [Line Items]
Total Segment Management and Advisory Fees, Net		6,663,244	6,282,946	5,167,242
Total Segment Fee Related Performance Revenues		858,527	1,449,497	2,025,244
Total Segment Realized Performance Revenues		2,061,102	4,461,338	3,883,112
Total Segment Realized Principal Investment Income		110,932	396,256	587,766
Total Revenues	[1]	9,693,805	12,590,037	11,663,364
Total Segment Fee Related Compensation		2,088,110	2,330,775	2,348,010
Total Segment Realized Performance Compensation		896,017	1,814,097	1,557,570
Total Segment Other Operating Expenses		1,084,333	989,023	793,677
Total Expenses	[2]	$ 4,068,460	$ 5,133,895	$ 4,699,257

[1]	Total Segment Revenues is comprised of the following:
[2]	Total Segment Expenses is comprised of the following: